Stockholders' Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity

3. STOCKHOLDERS’ EQUITY

Equity Financing

On December 12, 2017, the Company entered into a securities purchase agreement providing for the issuance and sale by the Company of 933,332 shares of the Company’s common stock and warrants to purchase up to 466,667 shares of the Company’s common stock, at a price of $1.50 per share. After deducting for fees and expenses, the net proceeds to the Company from the sale of the shares and warrants were approximately $1,395,000.

On July 26, 2017, the Company entered into a securities purchase agreement providing for the issuance and sale by the Company of 666,667 shares of the Company’s common stock and warrants to purchase up to 333,334 shares of the Company’s common stock, at a price of $1.50 per share. After deducting for fees and expenses, the net proceeds to the Company from the sale of the shares and warrants were approximately $995,000.

Common stock issued to employees with vesting terms

The Company has issued shares of common stock to employees and directors that vest over time. The fair value of these stock awards are based on the market price of the Company’s common stock on the dates granted, and are amortized over vesting terms ranging up to three years.

At March 31, 2017, the accumulated vested balance of stock awards was $310,710. In December 2017, the Company issued an aggregate of 200,000 shares of its common stock to an officer and a director of the Company, with aggregate fair value of $362,000 at the grant date, which vest over a period of 14 months from the date of the grant. During the nine months ended December 31, 2017, we recorded expense related to the fair value of stock awards that vested of $309,183. At December 31, 2017, the amount of unvested compensation related to these awards is approximately $463,000, and will be recorded as expense over 1 year.

Shares of restricted stock granted above are subject to forfeiture to the Company or other restrictions that will lapse in accordance with a vesting schedule determined by our Board. In the event a recipient’s employment or service with the Company terminates, any or all of the shares of common stock held by such recipient that have not vested as of the date of termination under the terms of the restricted stock agreement are forfeited to the Company in accordance with such restricted grant agreement.

The following table summarizes restricted common stock activity:

	Number of Shares	Balance
Non-vested shares, April 1, 2017	1,436,170	$718,085
Granted	200,000	362,000
Vested	(718,085)	(309,183)
Forfeited	—	—
Non-vested shares, December 31, 2017	918,085	$770,902

Common stock issued for services

During the nine months ended December 31, 2017, the Company issued a total of 184,968 shares of common stock to three consultants as payment for services and recorded expense of $313,676 based on the fair value of the Company’s common stock at the issuance dates.

3. STOCKHOLDERS’ EQUITY

Equity financings

On March 9, 2017, we entered into a securities purchase agreement with certain accredited investors, pursuant to which we issued to the purchasers an aggregate of 1,500,000 shares of the Company’s common stock, par value $0.001 per share at a price of $1.00 per share, for the aggregate proceeds of $1,500,000.

In May 2016, the Company entered into a securities purchase agreement providing for the issuance of 2,650,000 shares of the Company’s common stock and warrants to purchase 7,950,000 shares of the Company’s common stock, at a price of $0.10 per share for aggregate proceeds to the Company of $265,000. The warrants were all exercised prior to their expiration date on February 4, 2017 (see Note 5).

In May 2015, the Company entered into a securities purchase agreement with seven purchasers for the sale of an of aggregate of 500,000 shares of the Company’s common stock, and warrants to purchase an aggregate of 1,250,006 shares of the Company’s common stock for total gross proceeds of $1,500,000, or a sales price of $3.00 per share. The Company also issued warrants to purchase up to 40,000 shares of the Company’s common stock to its placement agent.

Common stock issued to employees with vesting terms

The Company has issued shares of common stock to employees and directors that vest over time. The fair value of these stock awards are based on the market price of the Company’s common stock on the dates granted, and are amortized over vesting terms ranging up to three years.

During the year ended March 31, 2017, the Company issued an aggregate of 1,436,170 shares of its common stock to one officer and one director. The aggregate fair value of these awards was approximately $718,000, which will be amortized over the 1.75 year vesting term of the awards.

At March 31, 2015, the accumulated vested balance of stock awards was $449,280. During the year ended March 31, 2016, the fair value of stock awards that vested was $161,936. At March 31, 2016, the accumulated vested balance of stock awards was $611,216. During the year ended March 31, 2017, we recorded expense related to the fair value of stock awards that vested of $341,250. At March 31, 2017, the accumulated vested balance of the stock awards $952,466. At March 31, 2017, the amount of unvested compensation related to these awards is approximately $410,000, and will be recorded as expense over 1.25 years.

Shares of restricted stock granted above are subject to forfeiture to the Company or other restrictions that will lapse in accordance with a vesting schedule determined by our Board. In the event a recipient’s employment or service with the Company terminates, any or all of the shares of common stock held by such recipient that have not vested as of the date of termination under the terms of the restricted stock agreement are forfeited to the Company in accordance with such restricted grant agreement.

The following table summarizes restricted common stock activity:

Number of Shares
Non-vested shares, April 1, 2015	208,333
Granted	-
Vested	(39,167)
Forfeited	-
Non-vested shares, April 1, 2016	169,166
Granted	1,436,170
Vested	(2,500)
Forfeited	(166,666)
Non-vested shares, March 31, 2017	1,436,170

Common stock issued for services

During the year ended March 31, 2017, the Company issued a total of 552,500 share of common stock to three consultants as payment for services and recorded expenses of $659,101 based on the fair value of the Company’s common stock at the issuance dates.

During the year ended March 31, 2016, the Company issued a total of 114,816 share of common stock to four consultants as payment for services and recorded expenses of $276,000 based on the fair value of the Company’s common stock at the issuance dates.